Preferred and Common Stock (Details)		3 Months Ended		12 Months Ended
	Jul. 14, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 $ / shares	Jan. 15, 2021 $ / shares shares
Preferred and Common Stock
Number of common stock that each share of preferred stock may be converted into		2		2	2
Issuance costs recorded as reduction of additional paid-in capital | $		$ 132,301	$ 788,996	$ 1,251,000	$ 823,000
Series B Preferred Stock
Preferred and Common Stock
Maximum number of shares issuable, pursuant to notice of qualification							4,784,689
Maximum number of bonus shares issuable, pursuant to notice of qualification							478,468
Offering price per share | $ / shares						$ 7.52	$ 6.27
Number of common stock that each share of preferred stock may be converted into							2
Series C Preferred Stock
Preferred and Common Stock
Offering price per share | $ / shares	$ 10.01
Number of common stock that each share of preferred stock may be converted into	2
Maximum proceeds to be raised by issuance of shares | $	$ 5,000,000
Issuances of stock, net of issuance costs (in shares)	499,500